Fair Value of Financial Instruments Fair Value of Finacial Instruments (Details) - USD ($) $ in Thousands, shares in Millions	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	$ 36,939
Investment Owned, Balance, Shares	5.4
Document Period End Date	Sep. 30, 2019
Cash and cash equivalents	$ 80,134	$ 67,495	$ 142,809	$ 68,535
Equity Method Investments	$ 160,865	92,281
Equity Method Investments, Fair Value Disclosure		92,300
Investment in 2020 Bulkers, balance, shares	0.2
Equity Investments, Carrying Value	$ 1,522	0
Write down of assets held for sale	4,688
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		67,495
Cash and Cash Equivalents, Fair Value Disclosure		67,495
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	80,134
Cash and Cash Equivalents, Fair Value Disclosure	80,134
Equity Method Investments, Fair Value Disclosure	160,865	92,281
Bank loans, net, Fair Value Disclosure		74,214
Senior Notes, net	0	73,253
Senior Notes Fair Value Disclosure	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest Rate Fair Value Hedge Asset at Fair Value	0	219
Loans Payable to Bank	441,570	681,489
Bank loans, net, Fair Value Disclosure	441,570
Long-term Debt, Gross	356,227	73,823
SLB Financing Obligation Fair Value Disclosure	$ 356,227	$ 73,823